Other assets	12 Months Ended
Dec. 31, 2018
Disclosure of other assets [Abstract]
Disclosure of other assets [text block]
11.	Other assets

The balance as of December 31, 2018 and 2017 of other assets is as follows:

	2018	2017
Current
Partners in joint operations (1)	519,460	583,656
Advanced payments to contractors and suppliers	221,767	103,762
Prepaid expenses	191,168	115,866
Related parties (Note 29)	19,214	7,716
Other assets	68,819	69,425
	1,020,428	880,425
Non–current
Abandonment and pension funds (2)	392,084	323,621
Employee benefits	213,645	202,012
Trust funds	147,471	32,748
Advanced payments and deposits	61,556	74,225
Judicial deposits and attachments	43,137	43,248
Other assets	2,837	5,155
	860,730	681,009

(1)	Corresponds to the net amount of cash calls and cutbacks generated in relation to the operations carried out with partners through Exploration and Production (E&P) contracts, Technical Evaluations (TEA) contracts and agreements entered in to with the National Hydrocarbons Agency (ANH), as well as through association contracts and other types of contracts.

(2)	Corresponds to Ecopetrol’s share in trusts established to support costs of abandonment of wells and dismantling of facilities, as well as the payment of future retirement pensions in some association contracts.